Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	May 24, 2011
The Sector Rotation Fund | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[1]
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[1],[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[1]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	668
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,518
Annual Return 2010	rr_AnnualReturn2010	11.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.05%)
The Sector Rotation Fund | No Load Shares | Predecessor Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.70%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
The Sector Rotation Fund | No Load Shares | Predecessor Fund - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
The Sector Rotation Fund | No Load Shares | Predecessor Fund - After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
The Sector Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Sector Rotation Fund
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sector Rotation Fund seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 457% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	457.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Sector Rotation is a strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  A sector is a segment of the market that isolates very specific types of assets.  Examples include consumer staples, energy, financials, health care,, and real estate.  The Fund's investment advisor, Navigator Money Management, Inc. (the "Advisor"), employs a proprietary ranking system to identify the sectors that it believes are showing the greatest relative strength and increases the Fund's exposure to those sectors.  The Advisor may also take inverse positions in the lowest ranked sectors identified using the same proprietary ranking system.

Under normal circumstances, the Fund invests in shares of exchange-traded funds ("ETFs").  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  In seeking to build a portfolio designed to outperform the S&P 500 Index, the Advisor may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States.  The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts ("ADRs").  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Advisor believes present attractive opportunities.  Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Advisor seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow, and price to book ratios.  With respect to the Fund's inverse positions, the Advisor seeks to identify securities that are designed to perform inverse to indexes with valuations that the Advisor believes are unattractive based on these same characteristics.  The Advisor will incorporate asset class selection as part of the Fund's overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation.  The Advisor utilizes quantitative research to determine the Fund's weightings between stocks, bonds, and cash, allocation among sectors and industries, and exposure to domestic and foreign markets.  The Fund may engage in active and frequent trading of its portfolio securities.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  From time to time, the Fund may also focus its investments in a limited number of market sectors and may at times invest more than 25% of the its net assets in a particular sector, such as the consumer discretionary,  consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Investments in ETFs.  Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index.  ETFs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Foreign Securities Risk.  The ETFs held by the Fund may have significant investments in foreign securities.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Inverse Correlation Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds.

Short Sales Risk.  While the Fund will not short individual securities, the ETFs held by the Fund may sell securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.

Derivative Risk.  The ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Leverage Risk.  The ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an ETF's share price and the return on its investments.  Accordingly, the value of the Fund's investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Fund's expenses.

Market risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Small-Cap and Mid-Cap Securities Risk.  The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Fixed Income Risk.  To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.  In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap, mid-cap, growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Manager Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio manager's experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."

Non-diversified Fund Risk.  The Fund is a non-diversified fund.  In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.

Sector Focus Risk.  Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  The specific risks for each of the sectors in which the Fund may focus its investments include additional risks as described below:

•
Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

•
Consumer Staples. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending.  These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability.  The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns and other factors affecting supply and demand.

•
Commodities.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.

•
Energy. Companies in this sector affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions will likewise affect the performance of these companies. Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

•
Financial. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

•
Healthcare.  Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

•
Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

•
Materials. Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•
Real Estate. Companies in this sector are subject to risks related to  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

•
Technology. The performance of companies in this sector may be adversely affected due to the intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

•
Telecommunications. These companies may be adversely affected by government regulation of rates of return and services that may be offered. These companies are also subject to risks related to rapid obsolescence of their products and services resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.

•
Utilities. Companies in this sector are subject to risks related to government regulation.  Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily only following a delay after the changes in financing costs, which can adversely affect earnings and dividends when costs are rising.  Utility companies that have experienced deregulation in recent years may be subject to greater competition if they have diversified outside of original geographic regions and traditional lines of business.  In such cases, these companies may earn more than their traditional regulated rates of return, but may also be forced to defend their core business and be less profitable.

Portfolio Turnover Risk.  The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  The payment of taxes on gains could adversely affect the Fund's performance.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversified Fund Risk.  The Fund is a non-diversified fund.  In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

The Fund was reorganized on [DATE] from a series of the World Funds Trust, a Delaware statutory trust (the "Predecessor Fund"), to a series of Starboard Investment Trust, a Delaware statutory trust (the "Reorganization").  The performance information shown below is based upon the average annual total returns of the Predecessor Fund.  The Predecessor Fund commenced operations on December 30, 2009.  Shareholders of the Predecessor Fund approved the Reorganization on [DATE] and received shares of the Fund on [DATE].  The performance information shown below is intended to serve as an illustration of the variability of the Fund's returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund.  While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Predecessor Fund Year to Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period
Highest return for a quarter	11.37%	Quarter ended December 31, 2010
Lowest return for a quarter	(5.05)%	Quarter ended June 30, 2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

The Sector Rotation Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	The Fund's administrator ("Administrator") has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2013. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Administrator receives payments under the agreement at a maximum annual rate of 0.65%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through January 31, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 1.65% of the average daily net assets of the Fund, exclusive of acquired fund fees and expenses. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
[3]	The Predecessor Fund commenced operations on December 30, 2009. The Fund has the same investment objectives and strategies and substantially the same investment policies as the Predecessor Fund.